INTANGIBLE ASSETS - BREAKDOWN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Additions	$ 55,977,000	$ 2,827,000
Acquisitions from business combination	0	0
Disposals	1,911,000	1,506,000
Transfers	0	4,362,000
Reclassifications between intangible and PP & E	12,623,000	6,348,530
Translation differences	(12,046,170)	(36,419,530)
Hyperinflation Adjustments	6,150,000	5,486,000
Intangible assets other than goodwill	160,041,000	211,202,000
Intangible assets other than goodwill	211,202,000	230,104,000
Cost
Disclosure of detailed information about intangible assets [line items]
Additions	1,249,000	62,134,000
Acquisitions from business combination	0	0
Disposals	4,247,000	2,871,000
Transfers	53,000	4,362,000
Reclassifications between intangible and PP & E	12,623,000	6,348,530
Translation differences	(22,581,000)	(69,978,530)
Hyperinflation Adjustments	8,325,000	12,795,000
Intangible assets other than goodwill	528,556,000	533,134,000
Intangible assets other than goodwill	533,134,000	520,344,000
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Additions	(57,226,000)	(58,681,000)
Acquisitions from business combination	0	0
Disposals	2,336,000	1,365,000
Transfers	(53,000)	0
Reclassifications between intangible and PP & E	0	0
Translation differences	9,464,830	32,455,000
Hyperinflation Adjustments	(2,175,000)	(7,309,000)
Intangible assets other than goodwill	(345,594,170)	(297,941,000)
Intangible assets other than goodwill	(297,941,000)	(265,771,000)
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Additions	0	(626,000)
Acquisitions from business combination	0	0
Disposals	0	0
Transfers	0	0
Reclassifications between intangible and PP & E	0	0
Translation differences	1,070,000	1,104,000
Hyperinflation Adjustments	0	0
Intangible assets other than goodwill	(22,921,000)	(23,991,000)
Intangible assets other than goodwill	(23,991,000)	(24,469,000)
Development | Cost
Disclosure of detailed information about intangible assets [line items]
Additions	184,000	2,081,000
Acquisitions from business combination	0	0
Disposals	41,000	777,000
Transfers	(1,000)	0
Reclassifications between intangible and PP & E	0	(4,192,780)
Translation differences	(3,213,000)	2,851,780
Hyperinflation Adjustments	434,000	431,000
Intangible assets other than goodwill	2,453,000	5,090,000
Intangible assets other than goodwill	5,090,000	4,696,000
Development | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Additions	(154,000)	(181,000)
Acquisitions from business combination	0	0
Disposals	41,000	14,000
Transfers	0	0
Reclassifications between intangible and PP & E	0	0
Translation differences	251,000	727,000
Hyperinflation Adjustments	(148,000)	(516,000)
Intangible assets other than goodwill	(657,000)	(647,000)
Intangible assets other than goodwill	(647,000)	(691,000)
Customer base | Cost
Disclosure of detailed information about intangible assets [line items]
Additions	0	0
Acquisitions from business combination	0	0
Disposals	0	411,000
Transfers	0	0
Reclassifications between intangible and PP & E	0	0
Translation differences	(5,202,000)	(38,285,000)
Hyperinflation Adjustments	5,226,000	9,725,000
Intangible assets other than goodwill	262,951,000	262,927,000
Intangible assets other than goodwill	262,927,000	291,898,000
Customer base | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Additions	(22,570,000)	(23,423,000)
Acquisitions from business combination	0	0
Disposals	0	150,000
Transfers	(234,000)	0
Reclassifications between intangible and PP & E	0	0
Translation differences	2,083,410	18,461,000
Hyperinflation Adjustments	(1,434,000)	(4,820,000)
Intangible assets other than goodwill	(165,444,590)	(143,290,000)
Intangible assets other than goodwill	(143,290,000)	(133,658,000)
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Additions	1,065,000	53,035,000
Acquisitions from business combination	0	0
Disposals	2,771,000	676,000
Transfers	507,000	5,182,000
Reclassifications between intangible and PP & E	12,623,000	7,618,350
Translation differences	(7,371,000)	(30,591,350)
Hyperinflation Adjustments	2,386,000	2,363,000
Intangible assets other than goodwill	201,405,000	194,966,000
Intangible assets other than goodwill	194,966,000	158,035,000
Software | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Additions	(25,025,000)	(28,992,000)
Acquisitions from business combination	0	0
Disposals	2,212,000	48,000
Transfers	0	0
Reclassifications between intangible and PP & E	0	0
Translation differences	2,425,000	10,269,000
Hyperinflation Adjustments	(370,000)	(1,265,000)
Intangible assets other than goodwill	(134,603,000)	(113,845,000)
Intangible assets other than goodwill	(113,845,000)	(93,905,000)
Other intangible assets [member] | Cost
Disclosure of detailed information about intangible assets [line items]
Additions	0	6,091,000
Acquisitions from business combination	0	0
Disposals	1,410,000	1,007,000
Transfers	52,000	(820,000)
Reclassifications between intangible and PP & E	0	2,678,700
Translation differences	(6,336,000)	(3,409,700)
Hyperinflation Adjustments	279,000	276,000
Intangible assets other than goodwill	61,647,000	69,062,000
Intangible assets other than goodwill	69,062,000	65,253,000
Other intangible assets [member] | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Additions	(9,477,000)	(6,085,000)
Acquisitions from business combination	0	0
Disposals	83,000	1,153,000
Transfers	181,000	0
Reclassifications between intangible and PP & E	0	0
Translation differences	4,705,420	2,998,000
Hyperinflation Adjustments	(223,000)	(708,000)
Intangible assets other than goodwill	(44,889,580)	(40,159,000)
Intangible assets other than goodwill	(40,159,000)	(37,517,000)
Work in progress | Cost
Disclosure of detailed information about intangible assets [line items]
Additions	0	927,000
Acquisitions from business combination	0	0
Disposals	25,000	0
Transfers	(505,000)	0
Reclassifications between intangible and PP & E	0	244,260
Translation differences	(459,000)	(544,260)
Hyperinflation Adjustments	0	0
Intangible assets other than goodwill	100,000	1,089,000
Intangible assets other than goodwill	$ 1,089,000	$ 462,000